Stock Compensation Plans	12 Months Ended
Dec. 31, 2010
Stock Compensation Plans [Abstract]
Stock compensation plans
Note 12 — Stock compensation plans
The Company has two stock-based compensation plans under which equity-based awards may be made. The Company’s 2000 Stock Compensation Plan (the “2000 plan”) provides for the granting of incentive and non-qualified stock options and restricted stock units to directors, officers and key employees. Under the 2000 plan, the Company is authorized to issue up to 4 million shares of common stock, but no more than 800,000 of those shares may be issued as restricted stock. Options granted under the 2000 plan have an exercise price equal to the average of the high and low sales prices of the Company’s common stock on the date of the grant, rounded to the nearest $0.25. Generally, options granted under the 2000 plan are exercisable three to five years after the date of the grant and expire no more than ten years from the grant date. Outstanding restricted stock units generally vest in one to three years. In 2010, the Company granted restricted stock units representing 169,751 shares of common stock under the 2000 plan. The unrecognized compensation expense for these awards as of the grant date was $9.7 million, which will be recognized over the vesting period of the awards. As of December 31, 2010, 301,504 shares were available for future grant under the 2000 plan.
The Company’s 2008 Stock Incentive Plan (the “2008 plan”) provides for the granting of various types of equity-based awards to directors, officers and key employees. These awards include incentive and non-qualified stock options, stock appreciation rights, stock awards and other stock-based awards. Under the 2008 plan, the Company is authorized to issue up to 2.5 million shares of common stock, but grants of awards other than stock options and stock appreciation rights may not exceed 875,000 shares. Options granted under the 2008 plan have an exercise price equal to the closing price of the Company’s common stock on the date of grant. In 2010, the Company granted incentive and non-qualified options to purchase 599,042 shares of common stock under the 2008 plan. The unrecognized compensation expense for these awards as of the grant date was $7.4 million, which will be recognized over the vesting period of the awards. As of December 31, 2010, 1,591,016 shares were available for future grant under the 2008 plan.
The fair value for options granted in 2010, 2009 and 2008 was estimated at the date of grant using a multiple point Black-Scholes option pricing model. The following weighted-average assumptions were used:

	2010	2009	2008
Risk-free interest rate	2.12%	1.73%	3.18%
Expected life of option	4.66 yrs.	4.55 yrs.	4.54 yrs.
Expected dividend yield	2.22%	3.25%	2.03%
Expected volatility	26.42%	32.66%	26.32%
The fair value for non-vested shares granted in 2010, 2009 and 2008 was estimated at the date of grant based on the market rate on the grant date discounted for the risk free interest rate and the present value of expected dividends over the vesting period. The following weighted-average assumptions were used:

	2010	2009	2008
Risk-free interest rate	1.25%	1.21%	1.88%
Expected dividend yield	2.24%	3.18%	2.27%
The Company applied a simplified method to establish the beginning balance of the additional paid-in capital pool (“APIC Pool”) related to the tax effects of employee stock-based compensation and to determine the subsequent impact on the APIC Pool and consolidated statements of cash flows of the tax effects of employee stock-based compensation awards that are outstanding.
The following table summarizes the option activity during 2010:

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Subject to	Exercise	Contractual	Intrinsic
	Options	Price	Life In Years	Value
				(Dollars in thousands)
Outstanding, beginning of the year	2,172,173	$54.22
Granted	599,042	61.21
Exercised	(213,155)	50.53
Forfeited or expired	(283,433)	56.11

Outstanding, end of the year	2,274,627	$56.17	6.3	$6,060

Exercisable, end of the year	1,450,353	$55.85	4.9	$4,396

The weighted average grant date fair value was $12.29, $9.70 and $12.12 for options granted during 2010, 2009 and 2008, respectively. The total intrinsic value of options exercised was $2.3 million, $0.3 million and $2.5 million during 2010, 2009 and 2008, respectively.
The Company recorded $3.5 million of expense related to the portion of the shares underlying options that vested during 2010, which is included in selling, general and administrative expenses.
The following table summarizes the non-vested restricted stock activity during 2010:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Non-Vested	Grant Date	Contractual	Intrinsic
	Shares	Price	Life In Years	Value
				(Dollars in thousands)
Outstanding, beginning of the year	292,946	$52.25
Granted	169,751	60.83
Vested	(26,028)	65.27
Forfeited	(50,126)	53.10

Outstanding, end of the year	386,543	$55.03	1.3	$20,800

The weighted average grant-date fair value was $57.09, $42.76 and $53.30 for non-vested restricted stock granted during 2010, 2009 and 2008, respectively.
The Company recorded $5.3 million of expense related to the portion of these shares that vested during 2010, which is included in selling, general and administrative expenses.